Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	$ 0	$ 3,313	$ 5,366	$ 10,239
Significant non-cash financing and investing activities:
Increase in debt from in-kind interest	3,671	16,420
Plant, equipment, and mine development additions included in accounts payable	911	364	1,229	2,458
Plant, equipment, and mine development acquired by note payable	407	0
Vesting of restricted stock units	115	0
Accrual of deferred financing and equity issuance costs	$ 0	$ 382	$ 94	$ 1,025